Investment - Unaudited Condensed Financial Information Equity Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Balance sheet data:
Current assets	¥ 2,598,487		¥ 2,946,861		$ 407,760
Non-current assets	2,379,831		2,666,622		373,445
Current liabilities	1,353,894		1,572,317		212,455
Non-current liabilities	264,281		252,774		41,471
Operating data:
Gross profit	526,960	$ 82,691	1,077,267	¥ 2,345,763
Net (loss) income	(353,204)	(55,427)	411,157	(373,591)
Equity Method Investment, Nonconsolidated Investee, Other [Member]
Balance sheet data:
Current assets	520,871		452,904		81,736
Non-current assets	1,798,402		1,072,284		282,208
Current liabilities	182,176		220,499		28,587
Non-current liabilities	7,746		7,771		1,216
Redeemable preferred shares	906,420		875,199		$ 142,237
Operating data:
Revenues	925,020	145,156	944,974	970,017
Gross profit	407,487	63,944	307,531	223,883
Operating (loss) income	459,079	72,039	109,456	(66,751)
Net (loss) income	¥ 464,352	$ 72,867	¥ 115,962	¥ (78,146)